Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contributed equity
Total Equity	$ 480,355	$ 501,838	$ 497,044	$ 581,397
Ordinary Shares
Contributed equity
Ordinary shares (in shares)	1,141,784,114	814,204,825	650,454,551	648,696,070
Less: Treasury Shares (in shares)	(542,903)	(542,903)	(542,903)
Total Contributed Equity (in shares)	1,141,241,211	813,661,922	649,911,648
Ordinary shares value	$ 1,310,813	$ 1,249,123	$ 1,165,309
Less: Treasury Shares value	0	0	0
Total Equity	$ 1,310,813	$ 1,249,123	$ 1,165,309	$ 1,163,153